Business combinations (Details) - Apicore - CAD ($)	1 Months Ended
	Dec. 01, 2016	Jul. 03, 2014
Disclosure of detailed information about business combination [line items]
Fair value of 6.07% interest on December 1, 2016	$ 6,418,867	$ 1,276,849
Carrying value of 6.07% interest prior to control	1,523,294
Gain on step acquisition	$ 4,895,573